Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs
Schedule Of Interest And Finance Costs
For the six months ended June 30,
2023 2022
Interest expense, debt $ 18,929 $ 9,410
Finance liabilities interest expense 3,420 580
Amortization of debt and finance liabilities issuance costs 1,293 1,104
Loan and other expenses 203 115
Interest expense and finance costs $ 23,845 $ 11,209